As filed with the Securities and Exchange Commission

                                on April 24, 2001

                        Securities Act File No. 333-51376

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 2 /X/

                            KEMPER VALUE SERIES, INC.
                   (Formerly Known as Kemper Value Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
               (Address of Principal Executive Offices) (Zip Code)

                                Philip J. Collora
                        Zurich Scudder Investments, Inc.
                            222 South Riverside Plaza
                                Chicago, IL 60606
                     (Name and Address of Agent for Service)

                                 (312) 537-7000
                  (Registrant's Area Code and Telephone Number)

                                                  with copies to:

  Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
  Zurich Scudder Investments, Inc.            Dechert
  Two International Place                     Ten Post Office Square - South
  Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.



                      Title of Securities Being Registered:
                    Shares of Capital Stock ($.01 par value)
           of Kemper Small Cap Value Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Kemper Small Cap Value Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 6, 2000.

                                     PART B

                            KEMPER VALUE SERIES, INC.

-------------------------------------------------------------------------------

                       Statement of Additional Information
                                  March 6, 2001

-------------------------------------------------------------------------------

Acquisition of the Assets of           By and in Exchange for Shares of
Scudder Small Company Value Fund,      Kemper Small Cap Value Fund, a series of
a series of                            Kemper Value Series, Inc. (the
Scudder Securities Trust               "Acquiring Corporation")
Two International Place                222 South Riverside Plaza
Boston, MA 02110-4103                  Chicago, IL 60606

         This Statement of Additional Information is available to the shareholders of Scudder Small Company Value Fund in connection with a proposed transaction whereby Kemper Small Cap Value Fund will acquire all or substantially all of the assets and all of the liabilities of Scudder Small Company Value Fund in exchange for shares of Kemper Small Cap Value Fund (the "Reorganization").

         This Statement of Additional Information of the Acquiring Corporation contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Corporation relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Kemper Small Cap Value Fund's statement of additional information dated February 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on February 6, 2001 (File No. 33-18477) and is incorporated by reference herein.

2. Kemper Small Cap Value Fund's annual report to shareholders for the fiscal year ended November 30, 2000, which was previously filed with the Commission via EDGAR on January 30, 2001 (File No. 33-18477) and is incorporated by reference herein.

3. Scudder Small Company Value Fund's prospectus dated October 1, 2000, which was previously filed with the Commission via EDGAR on October 6, 2000 (File No. 2-36238) and is incorporated by reference herein.

4. Scudder Small Company Value Fund's statement of additional information October 1, 2000, which was previously filed with the Commission via EDGAR on October 6, 2000 (File No. 2-36238) and is incorporated by reference herein.

5. Scudder Small Company Value Fund's annual report to shareholders for the fiscal year ended July 31, 2000, which was previously filed with the Commission via EDGAR on September 22, 2000 (File No. 2-36238) and is incorporated by reference herein.

6. The financial statements and schedules of Kemper Small Cap Value Fund and Scudder Small Company Value Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2001 relating to the Reorganization may be obtained by writing Scudder Small Company Value Fund at Two International Place, Boston, Massachusetts 02110-4103 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                            PART C. OTHER INFORMATION

Item 15. Indemnification.

                  The Registrant has obtained from a major insurance carrier a directors and officers liability policy covering certain types of errors and omissions. The Registrant's Bylaws provide for the indemnification of Registrant's officers and directors.

                  However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms under the Bylaws, in no event will Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his or her office.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the
                  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. (Scudder) and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the directors' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the directors who were not interested persons of ZKI or Scudder (the "Independent Directors") for and against any liability and expenses based upon any action or omission by the Independent Directors in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Directors for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Directors in connection with their consideration of the Transaction.

   Item 16.      Exhibits.

                    (1)       (a)(1)    Articles of  Incorporation of Registrant
                                        is    incorporated   by   reference   to
                                        Post-Effective  Amendment  No. 15 to the
                                        Registration Statement.

                              (a)(2) Articles Supplementary to Articles of Incorporation of Registrant is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 15 to the
                                        Registration Statement.

                              (a)(3) Articles Supplementary to Articles of Incorporation of Registrant is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 15 to the
                                        Registration Statement.

                              (a)(4) Articles Supplementary to Articles of Incorporation of Registrant is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 15 to the
                                        Registration Statement.

                              (a)(5) Articles Supplementary to Articles of Incorporation of Registrant is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 15 to the
                                        Registration Statement.

                              (a)(6) Articles Supplementary to Articles of Incorporation of Registrant is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 15 to the
                                        Registration Statement.

                              (a)(7) Articles Supplementary to Articles of Incorporation of Registrant is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 15 to the
                                        Registration Statement.

                              (a)(8) Articles Supplementary to Articles of Incorporation of Registrant is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 15 to the
                                        Registration Statement.

                              (a)(9) Articles Supplementary to Articles of Incorporation of Registrant is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 21 to the
                                        Registration Statement.

                              (a)(10) Articles Supplementary to Articles of Incorporation of Registrant is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 21 to the
                                        Registration Statement.

                    (2)       (b)(1)    By-laws is  incorporated by reference to
                                        Post-Effective  Amendment  No. 21 to the
                                        Registration Statement.

                    (3)                 Inapplicable.

                    (4) Form of Agreement and Plan of Reorganization. (Incorporated by
                                        reference     to    the     Registrant's
                                        Registration   Statement  on  Form  N-14
                                        filed on December 6, 2000.)

                    (5)                 Inapplicable.

                    (6)       (d)(1)    Investment  Management Agreement between
                                        the  Registrant,  on  behalf  of  Kemper
                                        Contrarian   Fund  and  Scudder   Kemper
                                        Investments,  Inc.  dated  September  7,
                                        1998 is incorporated by reference to Post-Effective Amendment No. 23 to the
                                        Registration Statement.

                              (d)(2) Investment Management Agreement between the Registrant, on behalf of Kemper-Dreman High Return Equity Fund and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference by Post-Effective Amendment No. 23 to the Registration Statement.

                              (d)(3) Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Value Fund and Scudder Kemper Investments, Inc. dated September 7,
                                        1998 is incorporated by reference by Post-Effective Amendment No. 23 to the Registration Statement.

                              (d)(4) Sub-Advisory Agreement between Scudder Kemper Investments, Inc. and Dreman Value Management, L.L.C. dated September 7, 1998 (Kemper-Dreman High Return Equity Fund) is incorporated by reference by Post-Effective Amendment No. 23 to the Registration Statement.

                    (7)       (e)(1)    Underwriting and  Distribution  Services
                                        Agreement  between  the  Registrant  and
                                        Kemper Distributors,  Inc. dated October
                                        1, 1999 is incorporated by reference to Post Effective Amendment No. 25 to the
                                        Registration Statement.

                              (e)(2) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                    (8)                 Inapplicable.

                    (9)       (g)(1)    Custodian    Agreement    between    the
                                        Registrant,  on behalf  of Kemper  Value
                                        Fund,  Inc.,  and  Investors   Fiduciary
                                        Trust   Company   is   incorporated   by
                                        reference  to  Post-Effective  Amendment
                                        No. 14 to the Registration Statement.

                              (g)(2) Amendment to Custody Contract between the Registrant and State Street Bank dated March 31, 1999 is incorporated by reference to Post Effective Amendment No. 25 to the Registration Statement.

                    (10)      (m)(1)    Rule   12b-1   Plan    between    Kemper
                                        Contrarian  Fund  (Class B  Shares)  and
                                        Kemper    Distributors,    Inc.,   dated
                                        September 7, 1998 is incorporated by reference to Post-Effective Amendment
                                        No. 23 to the Registration Statement.

                              (m)(2) Rule 12b-1 Plan between Kemper Contrarian Fund (Class C Shares) and Kemper Distributors, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                              (m)(3) Rule 12b-1 Plan between Kemper-Dreman High Return Equity Fund (Class B Shares) and Kemper Distributors, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                              (m)(4) Rule 12b-1 Plan between Kemper-Dreman High Return Equity Fund (Class C Shares) and Kemper Distributors, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                              (m)(5) Rule 12b-1 Plan between Kemper Small Cap Value Fund (Class B Shares) and Kemper Distributors, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                              (m)(6) Rule 12b-1 Plan between Kemper Small Cap Value Fund (Class C Shares) and Kemper Distributors, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                              (m)(7)    Rule  18f-3  Plan  is   incorporated  by
                                        reference  to  Post-Effective  Amendment
                                        No. 21 to the Registration Statement.

                              (m)(8) Kemper Mutual Funds Amended and Restated Multi-Distribution System Plan.
                                        (Incorporated   by   reference   to  the
                                        Registrant's  Registration  Statement on
                                        Form N-14 filed on December 6, 2000.)

                    (11)                Opinion    and   Consent   of   Dechert.
                                        (Incorporated   by   reference   to  the
                                        Registrant's  Registration  Statement on
                                        Form N-14 filed on December 6, 2000.)

                    (12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

                    (13)      (h)(1)    Agency   Agreement  is  incorporated  by
                                        reference  to  Post-Effective  Amendment
                                        No. 14 to the Registration Statement.

                              (h)(2) Supplement to Agency Agreement between Registrant and Investors Fiduciary Trust Company dated June 1, 1997 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                              (h)(3) Administrative Service Agreement between the Registrant and Kemper Distributors, Inc. dated April 1, 1997 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                              (h)(4) Amended Fee Schedule for Administrative Services Agreement between the Registrant and Kemper Distributors, Inc. dated January 1, 2000 is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                              (h)(5) Fund Accounting Agreement between Kemper Contrarian Fund and Scudder Fund Accounting Corporation dated December 31, 1997 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                              (h)(6) Fund Accounting Agreement between Kemper-Dreman High Return Equity Fund and Scudder Fund Accounting Corporation dated December 31, 997 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                              (h)(7) Fund Accounting Agreement between Kemper Small Cap Value Fund and Scudder Fund Accounting Corporation dated December 31, 1997 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                    (14) Consent of Independent Accountants relating to Scudder Small Company Value Fund. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 6, 2000.)

                                        Consent of Independent Auditors relating
                                        to  Kemper   Small   Cap   Value   Fund.
                                        (Incorporated     by     reference    to
                                        Post-Effective  Amendment  No.  1 to the
                                        Registrant's  Registration  Statement on
                                        Form N-14 filed on March 5, 2001.)

                    (15)                Inapplicable.

                    (16) Powers of Attorney. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 6, 2000.)

                    (17) Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 6, 2000.)


Item 17. Undertakings.

                  (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Kemper Value Series, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24th day of April, 2001.

                                  KEMPER VALUE SERIES, INC.



                                  By:      /s/ Mark S. Casady
                                           --------------------------
                                  Title:   President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                  TITLE                   DATE
                ---------                  -----                   ----

/s/ Mark S. Casady                       President            April 24, 2001
Mark S. Casady

/s/ James E. Akins         *             Director             April 24, 2001
James E. Akins

/s/ Linda C. Coughlin      *     Chairperson and Director     April 24, 2001
Linda C. Coughlin

/s/ James R. Edgar         *             Director             April 24, 2001
James R. Edgar

/s/ Arthur R. Gottschalk   *             Director             April 24, 2001
Arthur R. Gottschalk

/s/ Frederick T. Kelsey    *             Director             April 24, 2001
Frederick T. Kelsey

/s/ Fred B. Renwick        *             Director             April 24, 2001
Fred B. Renwick

/s/ John G. Weithers       *             Director             April 24, 2001
John G. Weithers

/s/ John R. Hebble                 Treasurer (Principal       April 24, 2001
John R. Hebble                  Financial and Accounting
                                        Officer)

*By:     /s/ Caroline Pearson                                  April 24, 2001
         Caroline Pearson, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Commission as an exhibit to the Registrant's Registration Statement.